Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000012064 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Select Dividend ETF
Class Name	iShares Select Dividend ETF
Trading Symbol	DVY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Select Dividend ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Select Dividend ETF	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 11.61%.
  For the same period, the S&P Total Market Index™ returned 11.25% and the Dow Jones U.S. Select Dividend Index™ returned 12.00%.
What contributed to performance?
Utilities stocks contributed the most to the Fund’s return during the reporting period. A substantial rise in electricity demand was largely fueled by the rapid expansion of data centers and the accelerated adoption of artificial intelligence (“AI”) technologies, both of which require significant computational power and energy. The convergence of AI, cloud computing, and data increased the load on energy grids, creating tailwinds for companies that generate, transmit, and distribute electricity. Financials stocks were also meaningful contributors, with banks exhibiting robust earnings, witnessing increases in advisory fees and deal-making revenues. Insurance companies also contributed, as property and casualty firms experienced a surge in premium growth and a favorable underwriting environment. In consumer staples, tobacco companies were helped by their defensive nature and further boosted by the success of their smoke-free products, such as tobacco pouches and e-cigarettes.
What detracted from performance?
Chemicals stocks in the materials sector were modest detractors from the Fund’s return during the reporting period. These companies were pressured by weak global demand and rising raw material costs.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	11.61%	13.83%	8.86%
S&P Total Market Index™	11.25	15.02	11.59
Dow Jones U.S. Select Dividend Index™	12.00	14.29	9.29

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Dec. 11, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 19,002,472,720
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 73,810,690
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$19,002,472,720
Number of Portfolio Holdings	104
Net Investment Advisory Fees	$73,810,690
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Utilities	26.7%
Financials	24.0%
Consumer Staples	12.0%
Consumer Discretionary	7.2%
Materials	6.7%
Communication Services	6.1%
Energy	5.4%
Health Care	5.4%
Information Technology	3.9%
Industrials	2.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Altria Group, Inc.	2.6%
Ford Motor Co.	2.2%
Verizon Communications, Inc.	2.2%
Pfizer, Inc.	2.0%
Edison International	2.0%
LyondellBasell Industries NV, Class A	1.7%
Eversource Energy	1.6%
Dominion Energy, Inc.	1.5%
Prudential Financial, Inc.	1.5%
FirstEnergy Corp.	1.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Altria Group, Inc.	2.6%
Ford Motor Co.	2.2%
Verizon Communications, Inc.	2.2%
Pfizer, Inc.	2.0%
Edison International	2.0%
LyondellBasell Industries NV, Class A	1.7%
Eversource Energy	1.6%
Dominion Energy, Inc.	1.5%
Prudential Financial, Inc.	1.5%
FirstEnergy Corp.	1.5%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

Material Fund Change Expenses [Text Block]	Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000012097 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Morningstar U.S. Equity ETF
Class Name	iShares Morningstar U.S. Equity ETF
Trading Symbol	ILCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Morningstar U.S. Equity ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar U.S. Equity ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 12.08%.
  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® US Large-Mid Cap Index℠ returned 12.11%.
What contributed to performance?
Stock selection across the information technology sector was the largest driver of the Fund’s return during the reporting period. Within the technology hardware and equipment segment, an innovative multinational technology company gained due to its consistently strong brand recognition and a robust ecosystem of its products and services. Software and services stocks benefited from strong trends in application software and systems software names as companies prioritized secure, scalable infrastructure and automation to support data-driven decision-making. Semiconductor firms were positive, as firms increased their artificial intelligence outlays and data center spending. Companies within the financials sector were another large contributor, as these firms were supported by robust earnings, growing trading volumes, and the prospects of a loosening regulatory regime under the new presidential administration. In the communication sector, media and entertainment names were positively impacted by robust subscriber growth and strong advertising revenue.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	12.08%	15.11%	11.63%
Morningstar US Market Index	11.51	15.18	11.81
Morningstar® US Large-Mid Cap Index℠	12.11	15.17	11.77

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 937,821,106
Holdings Count | Holding	598
Advisory Fees Paid, Amount	$ 312,971
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$937,821,106
Number of Portfolio Holdings	598
Net Investment Advisory Fees	$312,971
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	30.1%
Financials	14.5%
Health Care	10.8%
Consumer Discretionary	10.5%
Communication Services	9.2%
Industrials	8.9%
Consumer Staples	6.0%
Energy	3.1%
Utilities	2.4%
Real Estate	2.4%
Materials	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.5%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.2%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	2.0%
Alphabet, Inc., Class A	1.9%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C, NVS	1.7%
Tesla, Inc.	1.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.5%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.2%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	2.0%
Alphabet, Inc., Class A	1.9%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C, NVS	1.7%
Tesla, Inc.	1.6%
(a)	Excludes money market funds.

C000012099 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Value ETF
Class Name	iShares Morningstar Value ETF
Trading Symbol	ILCV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Morningstar Value ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Value ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 9.20%.
  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® US Large-Mid Cap Broad Value Index℠ returned 9.23%.
What contributed to performance?
Financial services stocks registered robust performance during the reporting period, contributing to the Fund’s return. Overall, these firms were supported by strong earnings, growing trading volumes, and the prospects of a loosening regulatory regime under the new presidential administration. Banks exhibited robust earnings, witnessing increases in advisory fees and deal-making revenues. Within the financial services segment, a multinational conglomerate holding company was supported by its long-term, value-oriented investment strategy, which focuses on well-run businesses and quality investments. Additionally, capital markets firms were supported by increased trading activity and solid investment banking revenues. Consumer staples stocks also benefited performance. Tobacco companies were helped by their defensive nature and further boosted by the success of their smoke-free products, such as tobacco pouches and e-cigarettes.
What detracted from performance?
Within the energy sector, oil, gas, and consumable fuels stocks detracted from the Fund’s return. The oil and gas environment was marked by significant volatility as OPEC+, a coalition of the Organization of the Petroleum Exporting Countries and 10 non-OPEC oil-producing nations, announced production increases amid slowing energy demand in major economies, and trade uncertainty.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.20%	13.05%	9.09%
Morningstar US Market Index	11.51	15.18	11.81
Morningstar® US Large-Mid Cap Broad Value Index℠	9.23	13.12	9.25

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 994,320,633
Holdings Count | Holding	425
Advisory Fees Paid, Amount	$ 392,497
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$994,320,633
Number of Portfolio Holdings	425
Net Investment Advisory Fees	$392,497
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	19.8%
Information Technology	17.1%
Health Care	14.3%
Consumer Staples	10.4%
Industrials	9.6%
Communication Services	6.4%
Energy	6.0%
Consumer Discretionary	5.8%
Utilities	4.4%
Real Estate	3.1%
Materials	3.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.5%
Berkshire Hathaway, Inc., Class B	4.1%
JPMorgan Chase & Co.	2.9%
Exxon Mobil Corp.	1.9%
Walmart, Inc.	1.8%
Procter & Gamble Co. (The)	1.6%
UnitedHealth Group, Inc.	1.6%
Alphabet, Inc., Class A	1.6%
Johnson & Johnson	1.6%
Home Depot, Inc. (The)	1.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.5%
Berkshire Hathaway, Inc., Class B	4.1%
JPMorgan Chase & Co.	2.9%
Exxon Mobil Corp.	1.9%
Walmart, Inc.	1.8%
Procter & Gamble Co. (The)	1.6%
UnitedHealth Group, Inc.	1.6%
Alphabet, Inc., Class A	1.6%
Johnson & Johnson	1.6%
Home Depot, Inc. (The)	1.5%
(a)	Excludes money market funds.

C000012195 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Mid-Cap Value ETF
Class Name	iShares Morningstar Mid-Cap Value ETF
Trading Symbol	IMCV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Morningstar Mid-Cap Value ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Mid-Cap Value ETF	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 5.39%.
  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® US Mid Cap Broad Value Index℠ returned 5.42%.
What contributed to performance?
Utilities stocks were the largest contributor to the Fund’s return during the reporting period, primarily driven by a substantial rise in electricity demand. This increase in power consumption was largely fueled by the rapid expansion of data centers and the accelerated adoption of artificial intelligence (“AI”) technologies, both of which require significant computational power and energy. Financials stocks also contributed. Within the insurance segment, property and casualty firms experienced a surge in premium growth and a favorable underwriting environment.
What detracted from performance?
Healthcare stocks weighed on the Fund’s performance during the reporting period. A combination of macroeconomic pressures and trade war threats negatively impacted biotechnology and life sciences firms. These firms were further pressured by uncertainty surrounding policy changes from the new U.S. presidential administration. Chemicals stocks in the materials sector were modest detractors, pressured by weak global demand and rising raw material costs.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.39%	14.90%	8.04%
Morningstar US Market Index	11.51	15.18	11.81
Morningstar® US Mid Cap Broad Value Index℠	5.42	15.00	8.23

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 643,405,888
Holdings Count | Holding	292
Advisory Fees Paid, Amount	$ 380,139
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$643,405,888
Number of Portfolio Holdings	292
Net Investment Advisory Fees	$380,139
Portfolio Turnover Rate	31%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	18.4%
Utilities	13.1%
Energy	11.2%
Real Estate	9.4%
Consumer Staples	8.7%
Industrials	8.6%
Health Care	7.4%
Information Technology	7.3%
Materials	7.1%
Consumer Discretionary	6.8%
Communication Services	2.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Williams Cos., Inc. (The)	1.4%
Capital One Financial Corp.	1.4%
Newmont Corp.	1.2%
American Electric Power Co., Inc.	1.1%
Aflac, Inc.	1.1%
Cheniere Energy, Inc.	1.0%
Kinder Morgan, Inc.	1.0%
ONEOK, Inc.	1.0%
Truist Financial Corp.	1.0%
American International Group, Inc.	1.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Williams Cos., Inc. (The)	1.4%
Capital One Financial Corp.	1.4%
Newmont Corp.	1.2%
American Electric Power Co., Inc.	1.1%
Aflac, Inc.	1.1%
Cheniere Energy, Inc.	1.0%
Kinder Morgan, Inc.	1.0%
ONEOK, Inc.	1.0%
Truist Financial Corp.	1.0%
American International Group, Inc.	1.0%
(a)	Excludes money market funds.

C000012196 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Morningstar Small-Cap ETF
Class Name	iShares Morningstar Small-Cap ETF
Trading Symbol	ISCB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Morningstar Small-Cap ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 2.51%.
  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® US Small Cap Extended Index℠ returned 2.48%.
What contributed to performance?
Small-cap financials were the largest contributor to the Fund’s performance during the reporting period. Banks exhibited robust earnings, witnessing increases in advisory fees and deal-making revenues. Within the capital markets space, firms were supported by increased trading activity and solid investment banking revenues. Insurance companies also contributed, as property and casualty firms experienced a surge in premium growth and a favorable underwriting environment. Real estate stocks also provided a modest contribution to performance.
What detracted from performance?
Energy stocks detracted from the Fund’s return during the reporting period, as companies operating within the oil, gas, and consumable fuels segment suffered from falling crude prices, supply increases, as well as reduced profit margins and investor confidence. Within the information technology sector, small-cap semiconductors and semiconductor equipment names detracted. While demand for artificial intelligence chips surged, semiconductor companies exposed to PCs, smartphones, industrial, and automotive sectors faced significant challenges. Weak end-market demand in these segments, coupled with excess inventory from prior overproduction, pressured sales and margins. Geopolitical factors, such as U.S.-China trade restrictions and tariffs further constrained growth by limiting access to key international markets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	2.51%	9.88%	5.76%
Morningstar US Market Index	11.51	15.18	11.81
Morningstar® US Small Cap Extended Index℠	2.48	9.79	5.80

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 214,782,793
Holdings Count | Holding	1,586
Advisory Fees Paid, Amount	$ 90,177
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$214,782,793
Number of Portfolio Holdings	1,586
Net Investment Advisory Fees	$90,177
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	18.9%
Industrials	18.3%
Consumer Discretionary	13.6%
Health Care	12.1%
Information Technology	11.3%
Real Estate	6.2%
Materials	5.1%
Communication Services	3.8%
Consumer Staples	3.8%
Energy	3.7%
Utilities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Tapestry, Inc.	0.3%
BJ's Wholesale Club Holdings, Inc.	0.3%
Duolingo, Inc., Class A	0.3%
SoFi Technologies, Inc.	0.3%
Insmed, Inc.	0.3%
Royal Gold, Inc.	0.3%
Rivian Automotive, Inc., Class A	0.3%
Encompass Health Corp.	0.3%
Crown Holdings, Inc.	0.3%
TKO Group Holdings, Inc., Class A	0.3%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Tapestry, Inc.	0.3%
BJ's Wholesale Club Holdings, Inc.	0.3%
Duolingo, Inc., Class A	0.3%
SoFi Technologies, Inc.	0.3%
Insmed, Inc.	0.3%
Royal Gold, Inc.	0.3%
Rivian Automotive, Inc., Class A	0.3%
Encompass Health Corp.	0.3%
Crown Holdings, Inc.	0.3%
TKO Group Holdings, Inc., Class A	0.3%
(a)	Excludes money market funds.

C000042588 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core U.S. REIT ETF
Class Name	iShares Core U.S. REIT ETF
Trading Symbol	USRT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core U.S. REIT ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core U.S. REIT ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 15.03%.
  For the same period, the Russell 3000® Index returned 11.40% and the FTSE Nareit Equity REITs Index returned 15.07%.
What contributed to performance?
Real estate investment trusts (“REITs”) gained during the reporting period, supported by solid economic growth, attractive dividend yields and as the U.S. Federal Reserve began to lower interest rates. Specialized REITs, which include data center and self storage REITs, were the largest contributors to the Fund’s return. Data center REITs own and lease facilities that are purpose-built to support the massive computational and storage needs of artificial intelligence (“AI”), cloud computing, and digital services, making them critical infrastructure as AI adoption accelerates. Buoyed by an aging population, healthcare REITs were also significant contributors, as increasing demand for senior living and long-term healthcare facilities drove occupancy and rent growth. Retail REITs gained amid increased consumer spending, while multi-family residential REITs were supported by recovering rent growth, supported by favorable demographics, steady job growth, and the high cost of homeownership, which made renting more attractive.
What detracted from performance?
During the reporting period, hotel and resort REITs detracted from the Fund’s return amid broader economic uncertainties and the potential impact of tariffs and trade policies on travel demand.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	15.03%	8.92%	5.65%
Russell 3000® Index	11.40	15.12	11.68
FTSE Nareit Equity REITs Index	15.07	8.98	5.74

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 23, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,857,294,569
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 2,168,686
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$2,857,294,569
Number of Portfolio Holdings	135
Net Investment Advisory Fees	$2,168,686
Portfolio Turnover Rate	7%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Specialized REITs	28.3%
Residential REITs	16.9%
Health Care REITs	16.9%
Retail REITs	16.7%
Industrial REITs	12.5%
Office REITs	3.8%
Diversified REITs	2.5%
Hotel & Resort REITs	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Prologis, Inc.	8.4%
Welltower, Inc.	8.3%
Equinix, Inc.	7.4%
Digital Realty Trust, Inc.	4.7%
Simon Property Group, Inc.	4.5%
Realty Income Corp.	4.5%
Public Storage	4.2%
VICI Properties, Inc.	3.0%
Extra Space Storage, Inc.	2.7%
AvalonBay Communities, Inc.	2.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Prologis, Inc.	8.4%
Welltower, Inc.	8.3%
Equinix, Inc.	7.4%
Digital Realty Trust, Inc.	4.7%
Simon Property Group, Inc.	4.5%
Realty Income Corp.	4.5%
Public Storage	4.2%
VICI Properties, Inc.	3.0%
Extra Space Storage, Inc.	2.7%
AvalonBay Communities, Inc.	2.6%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material fund changes
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective June 23, 2025, the Fund’s principal investment strategy was updated for a new Underlying Index, the FTSE Nareit Equity REITs 40 Act Capped Index. The updates reflect, among other things, that the Fund’s new Underlying Index will, on a quarterly basis, comply with the diversification requirements for ETFs classified as “diversified” under the Investment Company Act of 1940 rules.

Material Fund Change Strategies [Text Block]
Effective June 23, 2025, the Fund’s principal investment strategy was updated for a new Underlying Index, the FTSE Nareit Equity REITs 40 Act Capped Index. The updates reflect, among other things, that the Fund’s new Underlying Index will, on a quarterly basis, comply with the diversification requirements for ETFs classified as “diversified” under the Investment Company Act of 1940 rules.

Summary of Change Legend [Text Block]
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000099165 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core High Dividend ETF
Class Name	iShares Core High Dividend ETF
Trading Symbol	HDV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core High Dividend ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core High Dividend ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 10.69%.
  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® Dividend Yield Focus Index℠ returned 10.74%.
What contributed to performance?
Consumer staples stocks were the main contributor to the Fund’s return during the reporting period. Tobacco companies were helped by their defensive nature and further boosted by the success of their smoke-free products, such as tobacco pouches and e-cigarettes. Utilities stocks benefited from a substantial rise in electricity demand that was largely fueled by the rapid expansion of data centers and the accelerated adoption of artificial intelligence (“AI”) technologies, both of which require significant computational power and energy. The convergence of AI, cloud computing, and data increased the load on energy grids, creating tailwinds for companies that generate, transmit, and distribute electricity. Within the communication sector, integrated telecommunication services companies were supported by modernization efforts. These providers benefited from growth in both wireless and wireline services, such as fiber broadband and enterprise connectivity.
What detracted from performance?
Energy stocks were the largest detractor from the Fund’s return during the reporting period, facing several headwinds. The oil, gas, and consumable fuels segment was marked by significant volatility as OPEC+, a coalition of the Organization of the Petroleum Exporting Countries and 10 non-OPEC oil-producing nations, announced production increases amid slowing energy demand in major economies and trade uncertainty, negatively pressuring oil prices.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	10.69%	11.16%	7.98%
Morningstar US Market Index	11.51	15.18	11.81
Morningstar® Dividend Yield Focus Index℠	10.74	11.24	8.07

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 11,025,390,051
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 8,721,314
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,025,390,051
Number of Portfolio Holdings	79
Net Investment Advisory Fees	$8,721,314
Portfolio Turnover Rate	82%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Staples	22.3%
Energy	20.1%
Health Care	17.2%
Financials	12.5%
Utilities	9.9%
Information Technology	7.8%
Communication Services	4.0%
Consumer Discretionary	3.0%
Industrials	2.2%
Materials	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Exxon Mobil Corp.	7.8%
Johnson & Johnson	5.4%
Progressive Corp. (The)	5.1%
AbbVie, Inc.	5.0%
Chevron Corp.	4.7%
Philip Morris International, Inc.	4.5%
Procter & Gamble Co. (The)	4.3%
CME Group, Inc., Class A	4.2%
AT&T Inc.	4.0%
Coca-Cola Co. (The)	3.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Exxon Mobil Corp.	7.8%
Johnson & Johnson	5.4%
Progressive Corp. (The)	5.1%
AbbVie, Inc.	5.0%
Chevron Corp.	4.7%
Philip Morris International, Inc.	4.5%
Procter & Gamble Co. (The)	4.3%
CME Group, Inc., Class A	4.2%
AT&T Inc.	4.0%
Coca-Cola Co. (The)	3.7%
(a)	Excludes money market funds.

C000141931 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core Dividend Growth ETF
Class Name	iShares Core Dividend Growth ETF
Trading Symbol	DGRO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core Dividend Growth ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Dividend Growth ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 9.99%.
  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® US Dividend Growth Index℠ returned 10.07%.
What contributed to performance?
During the reporting period, financials stocks were the largest contributor to the Fund’s return. Capital markets firms, which include asset management and custody banks, investment banking and brokerage, and financial exchanges and data, were further supported by increased trading activity and solid investment banking revenues. Diversified banks contributed, as interest rates remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits). Information technology stocks also had a positive impact on performance. An innovative multinational technology company within the technology hardware and equipment segment gained due to its consistently strong brand recognition and a robust ecosystem of its products and services. Semiconductor firms were positive, as firms increased their artificial intelligence outlays and data center spending. In the healthcare sector, several biotechnology firms benefited from solid fundamentals, cutting edge therapies, and strategic acquisitions and partnerships.
What detracted from performance?
Energy stocks were the largest detractor from the Fund’s return during the reporting period, facing several headwinds. The oil, gas, and consumable fuels segment was marked by significant volatility as OPEC+, a coalition of the Organization of the Petroleum Exporting Countries and 10 non-OPEC oil-producing nations, announced production increases amid slowing energy demand in major economies and trade uncertainty, negatively pressuring oil prices.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.99%	13.22%	11.22%
Morningstar US Market Index	11.51	15.18	11.81
Morningstar® US Dividend Growth Index℠	10.07	13.30	11.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 30,052,745,645
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 23,614,904
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$30,052,745,645
Number of Portfolio Holdings	414
Net Investment Advisory Fees	$23,614,904
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.0%
Information Technology	17.2%
Health Care	16.3%
Consumer Staples	11.6%
Industrials	11.0%
Utilities	7.0%
Consumer Discretionary	5.9%
Energy	4.8%
Materials	2.9%
Communication Services	1.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.1%
Apple Inc.	2.9%
Exxon Mobil Corp.	2.9%
Johnson & Johnson	2.8%
Broadcom, Inc.	2.6%
AbbVie, Inc.	2.6%
Procter & Gamble Co. (The)	2.2%
CME Group, Inc., Class A	2.2%
Home Depot, Inc. (The)	2.1%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.1%
Apple Inc.	2.9%
Exxon Mobil Corp.	2.9%
Johnson & Johnson	2.8%
Broadcom, Inc.	2.6%
AbbVie, Inc.	2.6%
Procter & Gamble Co. (The)	2.2%
CME Group, Inc., Class A	2.2%
Home Depot, Inc. (The)	2.1%
(a)	Excludes money market funds.

C000194634 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core Dividend ETF
Class Name	iShares Core Dividend ETF
Trading Symbol	DIVB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core Dividend ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Dividend ETF	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 12.25%.
  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® US Dividend and Buyback Index℠ returned 12.34%.
What contributed to performance?
The information technology sector was the largest contributor to the Fund’s return during the reporting period. Software and services stocks gained on growing demand for integrated platforms that combine cybersecurity, artificial intelligence (“AI”), and cloud capabilities to address evolving business needs. The technology hardware and equipment segment gained on demand for AI infrastructure solutions, while semiconductor firms benefited as clients increased their AI outlays and data center spending. In the financials sector, diversified banks exhibited robust earnings, witnessing increases in advisory fees and deal-making revenues. The capital markets space, which includes asset management and custody banks, investment banking and brokerage, and financial exchanges and data, was further supported by increased trading activity and solid investment banking revenues. In the healthcare sector, several biotechnology firms benefited from solid fundamentals, cutting edge therapies, and strategic acquisitions and partnerships.
What detracted from performance?
Energy stocks were the largest detractor from the Fund’s return during the reporting period, facing several headwinds. The oil, gas, and consumable fuels segment was marked by significant volatility as OPEC+, a coalition of the Organization of the Petroleum Exporting Countries and 10 non-OPEC oil-producing nations, announced production increases amid slowing energy demand in major economies and trade uncertainty, negatively pressuring oil prices.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 7, 2017 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	12.25%	15.18%	11.31%
Morningstar US Market Index	11.51	15.18	12.12
Morningstar® US Dividend and Buyback Index℠	12.34	15.38	11.53

Performance Inception Date	Nov. 07, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 736,860,933
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 265,007
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$736,860,933
Number of Portfolio Holdings	410
Net Investment Advisory Fees	$265,007
Portfolio Turnover Rate	36%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	21.8%
Information Technology	20.8%
Industrials	11.7%
Health Care	9.7%
Consumer Staples	8.1%
Energy	7.8%
Consumer Discretionary	6.3%
Communication Services	4.4%
Real Estate	3.5%
Utilities	3.4%
Materials	2.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Cisco Systems, Inc.	4.8%
International Business Machines Corp.	3.4%
JPMorgan Chase & Co.	3.3%
Accenture PLC, Class A	3.2%
Exxon Mobil Corp.	2.8%
Texas Instruments, Inc.	2.5%
Wells Fargo & Co.	2.4%
Verizon Communications, Inc.	2.2%
Automatic Data Processing, Inc.	2.0%
Fidelity National Information Services, Inc.	1.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Cisco Systems, Inc.	4.8%
International Business Machines Corp.	3.4%
JPMorgan Chase & Co.	3.3%
Accenture PLC, Class A	3.2%
Exxon Mobil Corp.	2.8%
Texas Instruments, Inc.	2.5%
Wells Fargo & Co.	2.4%
Verizon Communications, Inc.	2.2%
Automatic Data Processing, Inc.	2.0%
Fidelity National Information Services, Inc.	1.9%
(a)	Excludes money market funds.